ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2022
Trade and other payables [abstract]
ACCOUNTS PAYABLE [Text Block]

11. Accounts Payable

The following table summarizes the Company's accounts payable:

	December 31, 2022	December 31, 2021
Exploration and evaluation expenditures	$224,307	$1,005,260
Non-exploration and evaluation expenditures	$270,284	$483,119
Total Accounts Payable	$494,591	$1,488,379